Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents in the Statement of Financial Position	€ 324.8	€ 403.3	€ 399.7	€ 366.8
Cash and cash equivalents if different from statement of financial position	€ 324.8	€ 403.3	€ 399.7